CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Trade sales, services and fees, net	$ 10,847	$ 10,964	$ 11,041
Related party sales	232	223	180
Total revenues	11,079	11,187	11,221
Cost of goods sold	9,309	9,146	9,363
Gross profit	1,770	2,041	1,858
Operating expenses:
Selling, general and administrative	936	934	916
Research and development	140	152	166
Other operating expense (income)	10	(6)	(20)
Restructuring, impairment and plant closing costs	151	92	167
Total expenses	1,237	1,172	1,229
Operating income	533	869	629
Interest expense, net	(203)	(238)	(262)
Equity in income of investment in unconsolidated affiliates	8	7	8
Loss on early extinguishment of debt	(51)	(80)	(7)
Other income	2	1	2
Income from continuing operations before income taxes	289	559	370
Income tax expense	(137)	(179)	(113)
Income from continuing operations	152	380	257
Loss from discontinued operations, net of tax	(5)	(7)	(1)
Income before extraordinary gain	147	373	256
Extraordinary gain on the acquisition of a business, net of tax of nil		2	4
Net income	147	375	260
Net income attributable to noncontrolling interests	(21)	(10)	(7)
Net income attributable to Huntsman International LLC	$ 126	$ 365	$ 253